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[SBG LOGO]
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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

                           A LETTER FROM THE PRESIDENT

Security Benefit is poised on the brink of exciting change. Over the past year, we have aggressively focused on relationship management and forging new strategic partnerships. As good as the Security Benefit team is, as strong as our management, research and fundamentals are, we still recognize opportunities to bring more talent to the table. Making certain our cultures are compatible and our goals are aligned, we've formed relationships that bring value to both our customers and those who represent us.

Our successful team led the company to a record year of profits and sale:

     *  Sales totaled $1.1 billion, a 35% increase from 1997

     *  Profits were up 13.6%

     *  Assets under management rose 12% to $8.8 billion

     *  GAAP Equity rose 14.4%

In 1998, WORKING MOTHER magazine again selected Security Benefit as one of the 100 Best Companies for working mothers. We are very proud of the continued recognition we receive for Security Benefit and believe that it directly affects the quality of our service to our customers.

Security Benefit's financial strength and stability also continue to be recognized. During 1998, Security Benefit was upgraded to an AA- (very strong) rating from Standard & Poor's. We are also rated:

     *  AA- (very high) by Duff & Phelps

     *  A+ (superior) by A. M. Best

The strides we are making now shape our strategies and vision for the future. By providing more products that offer choices to our customers, we position our organization as one of the most responsive and flexible in the industry. This combination of innovative products and service-oriented associates enables us to continue meeting the needs of sophisticated customers well into the next millennium.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

Rating information applies to Security Benefit Life Insurance Company. The ratings should not be considered as bearing on the investment performance of assets held in any separate account.
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BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Investments
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
President
Noller Automotive Group
Lawrence, Kansas

FRANK SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

                          NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 1, 1999, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 1999.

This report is submitted only for the general information of Varilife insurance policyowners and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

                              FINANCIAL STATEMENTS
                                    VARILIFE
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                      WITH REPORT OF INDEPENDENT AUDITORS

                                    Varilife

                              Financial Statements

                  Years ended December 31, 1998, 1997 and 1996

                                    CONTENTS


Report of Independent Auditors............................................    1

Audited Financial Statements

Balance Sheet.............................................................    2
Statements of Operations and Changes in Net Assets........................    3
Notes to Financial Statements.............................................    4

                         Report of Independent Auditors

The Contract Owners of Varilife and
  The Board of Directors of Security
  Benefit Life Insurance Company

We have audited the accompanying balance sheet of Varilife (the Account) (comprised of the individual series as indicated therein) as of December 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual series of Varilife at December 31, 1998, and the results of their operations and changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP
Kansas City, Missouri
February 5, 1999

                                    Varilife

                                  Balance Sheet

                                December 31, 1998

ASSETS
Investments:
  SBL Fund:
    Series A (Growth Series) - 2,112 shares at net asset
      value of $34.27 per share (cost, $64,583)......................   $ 72,379
    Series B (Growth-Income Series) - 3,608 shares at net
      asset value of $39.68 per share (cost, $104,537)...............    143,180
    Series C (Money Market Series) - 772 shares at net
      asset value of $12.53 per share (cost, $9,829).................      9,674
    Series D (Worldwide Equity Series) - 348 shares at net
      asset value of $6.74 per share (cost, $2,051)..................      2,343
    Series E (High-Grade Income Series) - 271 shares at net
      asset value of $12.42 per share (cost, $3,188).................      3,359
                                                                         -------
Total assets.........................................................   $230,935
                                                                         =======

NET ASSETS
Net assets are represented by (NOTE 3):
  Growth Series:
    Accumulation units - 1,642 units at $44.09 per unit..............   $ 72,379
  Growth-Income Series:
    Accumulation units - 3,830 units at $37.39 per unit..............    143,180
  Money Market Series:
    Accumulation units - 580 units at $16.68 per unit................      9,674
  Worldwide Equity Series:
    Accumulation units - 152 units at $15.41 per unit................      2,343
  High-Grade Income Series:
    Accumulation units - 155 units at $21.67 per unit................      3,359
                                                                         -------
Total net assets.....................................................   $230,935
                                                                         =======

See accompanying notes.

                                    Varilife

               Statements of Operations and Changes in Net Assets

                  Years ended December 31, 1998, 1997 and 1996

                                                                                               1998
                                                                 -------------------------------------------------------------------
                                                                                 GROWTH-       MONEY        WORLDWIDE    HIGH-GRADE
                                                                   GROWTH        INCOME        MARKET        EQUITY        INCOME
                                                                   SERIES        SERIES        SERIES        SERIES        SERIES
                                                                 -------------------------------------------------------------------
Dividend distributions........................................    $   338       $  2,296       $  469        $   29        $  197
Expenses (NOTE 2):
   Mortality and expense risk fee.............................       (589)        (1,275)         (87)          (20)          (30)
   Administrative fee and insurance costs.....................       (384)          (507)        (285)          (36)          (53)
                                                                 -------------------------------------------------------------------
Net investment income (loss)..................................       (635)           514           97           (27)          114

Capital gain distributions....................................      4,314         14,583          ---           168           ---
Realized gain (loss) on investments...........................      1,244          4,290          (12)            6             5
Unrealized appreciation (depreciation) on investments.........      8,448        (11,400)          26           195            50
                                                                 -------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments........     14,006          7,473           14           369            55
                                                                 -------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........................     13,371          7,987          111           342           169
Net assets at beginning of year...............................     67,928        143,103        9,563         2,001         3,190
Varilife deposits (NOTES 2 AND 3).............................        ---            ---          ---           ---           ---
Terminations and withdrawals (NOTES 2 AND 3)..................     (8,920)        (7,910)         ---           ---           ---
                                                                 ===================================================================
Net assets at end of year.....................................    $72,379       $143,180       $9,674        $2,343        $3,359
                                                                 ===================================================================



                                                                                               1997
                                                                 -------------------------------------------------------------------
                                                                                 GROWTH-       MONEY        WORLDWIDE    HIGH-GRADE
                                                                   GROWTH        INCOME        MARKET        EQUITY        INCOME
                                                                   SERIES        SERIES        SERIES        SERIES        SERIES
                                                                 -------------------------------------------------------------------
Dividend distributions........................................   $     673      $  2,760      $    491       $   41         $  223
Expenses (NOTE 2):
   Mortality and expense risk fee.............................        (784)       (1,172)         (236)         (18)           (27)
   Administrative fee and insurance costs.....................        (619)         (569)         (391)         (37)           (56)
                                                                 -------------------------------------------------------------------
Net investment income (loss)..................................        (730)        1,019          (136)         (14)           140

Capital gain distributions....................................       6,295         6,849           ---           89            ---
Realized gain (loss) on investments...........................      23,152           762         1,366            9              4
Unrealized appreciation (depreciation) on investments.........     (11,726)       19,821          (553)         (15)            67
                                                                 -------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments........      17,721        27,432           813           83             71
                                                                 -------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........................      16,991        28,451           677           69            211
Net assets at beginning of year...............................      90,484       114,652        33,352        1,932          2,979
Varilife deposits (NOTES 2 AND 3).............................      61,090           ---        52,417          ---            ---
Terminations and withdrawals (NOTES 2 AND 3)..................    (100,637)          ---       (76,883)         ---            ---
                                                                 ===================================================================
Net assets at end of year.....................................   $  67,928      $143,103      $  9,563       $2,001         $3,190
                                                                 ===================================================================



                                                                                               1996
                                                                 -------------------------------------------------------------------
                                                                                 GROWTH-       MONEY        WORLDWIDE    HIGH-GRADE
                                                                   GROWTH        INCOME        MARKET        EQUITY        INCOME
                                                                   SERIES        SERIES        SERIES        SERIES        SERIES
                                                                 -------------------------------------------------------------------
Dividend distributions........................................   $    694       $  3,618      $  1,091      $    973      $    178
Expenses (NOTE 2):
   Mortality and expense risk fee.............................       (722)        (1,579)         (386)         (281)          (62)
   Administrative fee and insurance costs.....................       (687)        (1,694)         (646)         (455)         (117)
                                                                 -------------------------------------------------------------------
Net investment income (loss)..................................       (715)           345            59           237            (1)

Capital gain distributions....................................      4,292         17,492           ---           919           ---
Realized gain (loss) on investments...........................     12,989         44,419         1,523        11,755           897
Unrealized appreciation (depreciation) on investments.........     (2,350)       (34,547)         (504)       (8,563)       (1,589)
                                                                 -------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments........     14,931         27,364         1,019         4,111          (692)
                                                                 -------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........................     14,216         27,709         1,078         4,348          (693)
Net assets at beginning of year...............................     76,105        179,374        46,875        37,296        19,303
Varilife deposits (NOTES 2 AND 3).............................     47,979            ---        47,817           ---           ---
Terminations and withdrawals (NOTES 2 AND 3)..................    (47,816)       (92,431)      (62,418)      (39,712)      (15,631)
                                                                 ===================================================================
Net assets at end of year.....................................   $ 90,484       $114,652      $ 33,352      $  1,932      $  2,979
                                                                 ===================================================================

See accompanying notes.

                                    Varilife

                          Notes to Financial Statements

                        December 31, 1998, 1997 and 1996


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Varilife (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. All activity in the account relates to a variable life product sold by SBL. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stock and equivalents) and Series E (High-Grade Income Series - emphasis on current income with security of principal).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC engaged Lexington Management Corporation (LMC) to serve as subadvisor for the Worldwide Equity Series. Effective November 1, 1998, LMC was replaced by OppenheimerFunds, Inc.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold for the year ended December 31 was as follows:

                                               1998                       1997                       1996
                                      ----------------------------------------------------------------------------
                                       COST OF     PROCEEDS       COST OF     PROCEEDS       COST OF     PROCEEDS
                                      PURCHASES   FROM SALES     PURCHASES   FROM SALES     PURCHASES   FROM SALES
                                      ----------------------------------------------------------------------------
Growth Series.......................   $ 4,652      $9,893        $68,052     $102,034       $52,965     $49,225
Growth-Income Series................    16,879       9,692          9,609        1,741        21,110      95,704
Money Market Series.................       469         372         52,902       77,504        48,907      63,449
Worldwide Equity Series.............       196          55            131           56         1,892      40,448
High-Grade Income Series............       197          83            223           83           178      15,810

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARILIFE SEPARATE ACCOUNT CONTRACT CHARGES

SBL deducts an administrative fee of $20 per month for the first 12 months and $5 per month thereafter. A deduction for insurance costs also is made monthly and is based on the insured's attained age, sex, rating class and policy value. A surrender charge is assessed against full surrenders of a policy during the first eight years of the policy, declining from 8% in the first year to 1% in the eighth year. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.9% of the net asset value of each contract.

When applicable, an amount for state premium taxes is deducted from each premium as provided by pertinent state law.

3. SUMMARY OF UNIT TRANSACTIONS

                                                                 UNITS
                                                        ------------------------
                                                         YEAR ENDED DECEMBER 31
                                                        1998      1997      1996
                                                        ------------------------
Growth Series:
   Varilife deposits.................................     -      1,799     1,731
   Terminations, withdrawals and expense charges.....   274      3,137     1,804
Growth-Income Series:
   Terminations, withdrawals and expense charges.....   249         18     3,416
Money Market Series:
   Varilife deposits.................................     -      3,362     3,144
   Terminations, withdrawals and expense charges.....    17      4,937     4,151
Worldwide Equity Series:
   Terminations, withdrawals and expense charges.....     3          2     3,380
High-Grade Income Series:
   Terminations, withdrawals and expense charges.....     3          2       861